Schedule of Assumptions used for Fair Value of Derivative Liabilities (Details) (USD $)	6 Months Ended
Jul. 31, 2013
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 1	11.00%
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 2	0.14%
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 3	0.87
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 4	1.00
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 5	147.18%
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 6	195.11%
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 7	$ 0.80
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 8	$ 1.19
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 9	0.00%
Derivative Liability Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 10	0.00%